Operating Revenue - Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from contracts with customers within the scope of IFRS 15:
Passenger	¥ 60,017	¥ 75,392	¥ 70,534
Cargo and mail	20,884	19,887	16,493
Commission income	2,073	2,677	2,771
General aviation income	431	572	508
Cargo handling income	1,123	864	507
Hotel and tour operation income	497	538	390
Ground services income	282	326	210
Air catering service income	203	271	273
Others	1,351	885	689
Revenue from contract	86,861	101,412	92,375
Rental income	198	232	186
Revenue	¥ 87,059	¥ 101,644	¥ 92,561